As filed with the Securities and Exchange	Registration No. 333-133944
Commission on December 19, 2025	Registration No. 811-05626

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 55	☒
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 499	☒
(Check appropriate box or boxes.)

Separate Account B of Venerable Insurance and Annuity Company
(Exact Name of Registrant)

Venerable Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Depositor’s Principal Executive Offices) (Zip Code)

800-366-0066
(Depositor’s Telephone Number, including Area Code)

Ron J. Tanner
Vice President and Deputy General Counsel
Venerable Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☒
immediately upon filing pursuant to paragraph (b) of Rule 485
☐
on __________, pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

EXPLANATORY NOTE:

This Post-Effective Amendment No. 55 (“PEA”) to Form N-4 Registration Statement No. 333-133944 is being filed for the purpose of including in the Registration Statement a Prospectus Supplement that describes the addition of new variable investment options we intend to make available to Contract owners, and Part C. This PEA incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 54, as filed with the U.S. Securities and Exchange Commission on April 15, 2025, and does not amend or delete the currently available Prospectuses, Statement of Additional Information, or any subsequently filed supplements to the Prospectuses and Statement of Additional Information, or other part of the Registration Statement except as specifically noted herein.

Venerable Insurance and Annuity Company
and the following variable annuities supported by its Separate Account B:
ARCHITECT®	GOLDENSELECT FLEET PREMIUM PLUS®
GOLDENSELECT LANDMARK®	GOLDENSELECT ESII®
GOLDENSELECT LEGENDS®	GOLDENSELECT GENERATIONS®
WELLS FARGO LANDMARK	GOLDENSELECT OPPORTUNITIES®
GOLDENSELECT ACCESS®	WELLS FARGO OPPORTUNITIES
GOLDENSELECT PREMIUM PLUS®	GOLDENSELECT DVA PLUS®

Prospectus and Updating Summary Prospectus Supplement Dated December 19, 2025

This supplement updates the most recent Prospectus and Updating Summary Prospectus (“USP”) for your variable annuity Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus and USP for future reference.
______________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND ADDITIONS

Subaccounts that invest in the following Funds are not currently available but will be added to your Contract and available for new premiums and transfers of Contract Value on a date subsequently communicated to you in a separate supplement to your Prospectus and USP. Information about each Fund is shown below. The Funds are new and consequently do not yet have actual performance information.

Investment Objective	Fund Name Investment Adviser/Sub-Adviser	Current Expenses
Seeks to provide current income and long-term capital growth.
Venerable Real Estate Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Duff & Phelps Investment Management Co. and Wellington Management Company LLP

(Class V) 1.00%[1]
Seeks to maximize long term total real return, consistent with the preservation of real capital.	Venerable Inflation Focused Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.84%[1]
Seeks to provide long-term capital growth.
Venerable International Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC

(Class V) 0.99%[1]

______________
1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangement that are in place and reported in the Fund’s prospectus. Current Expenses would be higher if these temporary expense reimbursements/waivers were not reflected. Also note that the Current Expenses reflect only the fees and expenses of the Funds and not the Contract fees and expenses.

NOTICE OF AN ADDITIONAL NON-DISCRETIONARY SUB-ADVISER FOR THE VENERABLE US LARGE CAP STRATEGIC EQUITY FUND

Effective September 26, 2025, Putnam Investment Management, LLC was added as a Non-Discretionary Sub-Adviser for the Venerable US Large Cap Strategic Equity Fund. This information is hereby added to the Appendix A of your most recent Prospectus and USP for this Fund.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may view these documents online at https://docs.venerable.com or get copies by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

Part C
OTHER INFORMATION
Item 27	Exhibits

(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(b)	Not Applicable

(c)	(1)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(2)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516.)

(3)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(4)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(5)
Form of Amendment to Master Selling Agreement effective June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(6)
Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(d)	(1)
Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(2)
Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(3)
Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(4)
Surrender Charge Reduction Endorsement (IU-RA-3042). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(5)
Premium Credit Rider 2% (IU-RA-3043). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(6)
Premium Credit Rider 4% (IU-RA-3044). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(7)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(8)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(9)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 5, 2005; File No. 333-28755.)

(10)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(11)
Individual Retirement Annuity Rider (GA-RA-1009) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(12)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(13)
Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-1044-3) (01-02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(14)
Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit) (GA-RA-1044-2) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(15)
Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-1044-4) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(16)
TSA without Loans 403(b) Rider (GA-RA-1039). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 16, 2003; File No. 033-59261.)

(17)
Section 72 Rider (GA-RA-1001) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(18)
Section 72 Rider (GA-RA-1002) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(19)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(20)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(21)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(22)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(23)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(24)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078).  (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(25)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(26)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(27)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company, filed on April 16, 2015; File No. 333-28679.)

(28)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

(29)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

(30)
Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017). (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(e)	(1)
Application (138187) (08/07/06). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(2)
Variable Annuity Application (138311) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(3)
Variable Annuity Application (139859) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(4)
Deferred Variable Annuity Application (151286) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(5)
Deferred Variable Annuity Application (151282) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(f)	(1)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(2)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(3)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(4)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(5)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(6)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and its Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(7)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(8)
Restated Articles of Incorporation for Voya Insurance and Annuity Company dated May 30, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(9)
Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(10)
Board Resolutions to Amend Articles and Bylaws to Change Company’s Name. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(11)
Amendment to Restated Articles of Incorporation Providing for the Name Change of Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 20, 2020; File No. 333-133944.)

(g)
Coinsurance and Modified Coinsurance Agreement between Corporate Solutions Life Reinsurance Company and Venerable Insurance and Annuity Company, effective June 1, 2021. https://www.sec.gov/Archives/edgar/data/836687/000083668722000031/reinsurance_agreement.htm

(h)	(1) (a)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(b)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(c)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(d)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(e)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(f)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(g)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(h)
Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(i)
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(j)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(2) (a)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(b)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(c)
Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(3)	(a)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(b)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(c)
Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(d)
Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(4)	(a)
Fund Participation and Shareholder Services Agreement dated August 30, 2024, between Venerable Insurance and Annuity Company on its own behalf and on behalf of each of its Separate Accounts, Directed Services LLC, Russell Investments Financial Services, LLC, and Venerable Variable Insurance Trust on its own behalf and on behalf of each of its series or classes of shares. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(b)
Rule 22C-2 Agreement dated September 6, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(c)
Intercompany Agreement dated September 4, 2024, between Venerable Investment Advisers, LLC and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(d)
Non-Disclosure Agreement dated February 24, 2025, between Venerable Investment Advisers, LLC, Venerable Variable Insurance Trust and Venerable Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 14, 2025; File No. 033-59261.)

(i)		Not Applicable

(j)	(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 10, 2014 (File No. 333-30180.)

(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(k)		Opinion and Consent of Counsel (Exhibit 99(k))

(l)		Consent of Independent Registered Public Accounting Firm (Exhibit 99(l))

(m)		Not Applicable

(n)		Not Applicable

(o)		Not Applicable

(p)		Powers of Attorney (Exhibit 99(p))

Item 28	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Peter C. Aberg, 590 Madison Avenue, 29th Floor, New York, NY 10022	Director
Daniel G. Kilpatrick, 590 Madison Avenue, 42nd Floor, New York, NY 10022	Director
Brenna Haysom Romando, 47 Ronald Reagan Blvd., Warwick, NY 10990	Director
Nedim (Ned) Sadaka, 895 Park Avenue, Suite 6B, New York, NY 10075	Director
Howard L. Shecter, 210 W. Rittenhouse Square, Unit 1208, Philadelphia, PA 19103	Director and Chairperson of the Board
Vishal N. Sheth, 9 West 57th Street, 48th Floor, New York, NY 10019	Director
Jasjit Singh, 9 West 57th Street, New York, NY 10019	Director
Lindsey A. Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President, Chief Executive Officer, and Chief of Staff
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Financial Officer
Kenneth L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operations Officer
Thomas N. Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer

Timothy W. Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer, and Secretary
Heather A. Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy D. Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer
Gregory S. Smith, Jr., 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Accounting Officer
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Ethics and Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer
Parul Bhatia, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President, Chief Actuary and Appointed Actuary
Gilbert K. Chua, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Head of Risk Strategy
Glenn A. Black, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Tax
Kelly M. Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Operations
Simon B. Scully, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Chief Information Security Officer
Richard E. Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President
Ross R. Boudiab, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Mark C. Fair, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Management
James R. Eckis, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Brian T. Ruck, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Jennifer M. Ogren, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Angela L. Ellis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President and Assistant Secretary
Lee M. Barnard, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Ron J. Tanner, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Jay M. Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary
Crystal A. Gothard, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary
Lori L. DeMarco, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

1.
The Registrant, Separate Account B, is a segregated asset account of Venerable Insurance and Annuity Company (“VIAC”) (IA) and is therefore owned and controlled by VIAC.
2.
The Depositor, VIAC, is a wholly-owned subsidiary of Venerable Holdings, Inc. (DE)
3.
VIAC Services Company (DE), Directed Services LLC (DE), and Venerable Investment Advisers, LLC (DE) are affiliates of VIAC and wholly-owned subsidiaries of Venerable Holdings, Inc.
4.
Rocky Range, Inc. (AZ) and Corporate Solutions Life Reinsurance Company (IA) are wholly-owned subsidiaries of VIAC.

Item 30	Indemnification

Venerable Insurance and Annuity Company (the “Company” and the “Depositor”) shall indemnify to the full extent permitted by Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 30 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and Directed Services LLC, the principal underwriter. These policies cover the indemnification obligations of VA Capital and its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institution Fidelity Bond(s).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Company separate account (the “Registrant”), as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31	Principal Underwriter

(a)
Directed Services LLC serves as principal underwriter for all contracts issued by Venerable Insurance and Annuity Company through its Separate Accounts A, B, EQ, U and the Alger Separate Account A.

(b)
The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Kenneth L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, Chairperson of the Board, President and Chief Executive Officer

David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, Senior Vice President, Chief Ethics, Assistant Secretary, and Anti-Money Laundering Officer
Richard E. Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer, Treasurer, and Assistant Secretary
Simon B. Scully, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Chief Information Security Officer
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President, General Counsel, and Secretary
Angela L. Ellis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President, Chief Compliance Officer, and Assistant Secretary
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer and Assistant Secretary

(c)
Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) 2024 Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Directed Services LLC	$0	$0	$103,170,027	$0

Item 32	Location of Accounts and Records

Contained in the Registrant’s most recently filed Form N-CEN.

Item 33	Management Services

None.

Item 34	Fee Representation

Venerable Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Venerable Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Venerable Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-133944) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of West Whiteland, Commonwealth of Pennsylvania, on the __19th__ day of December, 2025.

SEPARATE ACCOUNT B OF VENERABLE INSURANCE AND ANNUITY COMPANY		VENERABLE INSURANCE AND ANNUITY COMPANY
(Registrant)		(Depositor)

By:	/s/Lindsey A. Bollinger* Lindsey A. Bollinger	By:	/s/Lindsey A. Bollinger* Lindsey A. Bollinger
	President of the Depositor (principal executive officer of the Depositor)		President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

/s/Lindsey A. Bollinger*	President and Chief Executive Officer
Lindsey A. Bollinger	(principal executive officer)

/s/ David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

/s/ Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

/s/ Peter C. Aberg*	Director
Peter C. Aberg		December 19, 2025

/s/ Brenna Haysom Romando*	Director
Brenna Haysom Romando

/s/ Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

/s/ Nedim Sadaka*	Director
Nedim (Ned) Sadaka

/s/ Howard L. Shecter*	Director
Howard L. Shecter

/s/ Vishal N. Sheth*	Director
Vishal N. Sheth

/s/ Jasjit Singh*	Director
Jasjit Singh

By: /s/ Ron J. Tanner
*Attorney-in-Fact

*
Executed by Ron J. Tanner on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Item 27 Exhibit No.	Exhibit
99(k)	Opinion and Consent of Counsel

99(l)	Consent of Independent Registered Public Accounting Firm

99(p)	Powers of Attorney